Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Treasury shares transaction [line items]
Beginning Balance	1,864	1,571
Purchase of treasury shares	3,991	4,513
Release of treasury shares	(3,695)	(4,220)
Ending Balance	2,160	1,864
Beginning Balance	£ 15	£ 12
Purchase of treasury shares	35	37
Release of treasury shares	(31)	(34)
Ending Balance	£ 19	£ 15